Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	$ (2,442,461)	$ (2,351,780)		$ (2,584,041)
Deferred income tax liabilities	244,704	262,022
Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	$ (348,549)	$ (326,262)		$ (445,287)
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred income tax liabilities			$ 1,300
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application | Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity			$ 1,300